FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS	12 Months Ended
Dec. 31, 2016
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS
NOTE 14      -        FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS

The Company makes certain disclosures as detailed below with regard to financial instruments, including derivatives. These disclosures include, among other matters, the nature and terms of derivative transactions, information about significant concentrations of credit risk and the fair value of financial assets and liabilities.

A.	Non-Designated Exchange Rate Transactions

As the functional currency of Tower is the USD and part of Tower's expenses are denominated in NIS, Tower enters from time to time into exchange rate agreements to protect against the volatility of future cash flows caused by changes in foreign exchange rates on NIS denominated expenses.

As of December 31, 2016 and 2015 the fair value amounts of such exchange rate agreements were approximately $294 in a liability position and $67 in a liability position with face value of $96,000 and $38,000, respectively.

As the functional currency of TPSCo is the JPY and part of TPSCo revenues are denominated in USD, TPSCo enters from time to time into exchange rate agreements to protect against the volatility of future cash flows caused by changes in foreign exchange rates on USD denominated amounts. As of December 31, 2016 and 2015, the fair value amounts of such exchange rate agreements were approximately $682 in a liability position and $0 with face value of $36,000 and $0, respectively.

B.	Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, derivative, trade receivables and government and other receivables. The Company's cash, deposits and derivative are maintained with large and reputable banks, and the composition and maturities of investments are regularly monitored by the Company. Generally, these securities may be redeemed upon demand and bear minimal risk.

The Company generally does not require collateral for insurance of receivables; however, in certain circumstances, the Company obtains credit insurance or may require letters of credit. An allowance for doubtful accounts is determined with respect to those amounts which their collection determined to be doubtful. The Company performs ongoing credit evaluations of its customers.

C.	Fair Value of Financial Instruments

The estimated fair values of the Company’s financial instruments, excluding debentures do not materially differ from their respective carrying amounts as of December 31, 2016 and 2015. The fair values of Tower and Jazz’s debentures, based on quoted market prices or other valuation as of December 31, 2016 and 2015, were approximately $245,000 and $97,000, respectively, compared to carrying amounts of approximately $169,000 and $52,000, for the above dates, respectively.

D.	Cash Flow Hedge Gains (Losses)

The Company entered into cash flow hedging transactions to mitigate the foreign exchange rate differences on the principle and interest using a cross currency swap to mitigate the risk arising from Series G denomination in NIS.

As of December 31, 2016 the fair value of the swap was $67 in a liability position, presented in short-term liabilities. The effective portion of approximately $200 were recorded in other comprehensive income (OCI). For the year ended December 31, 2016, the effect of the hedge on the Company results of operations was immaterial.
E.	Fair Value Measurements

Valuation Techniques:

In general, and where applicable, the Company uses quoted prices in active markets for identical assets or liabilities to determine fair value. This pricing methodology applies to the Company’s Level 1 assets and liabilities. If quoted prices in active markets for identical assets and liabilities are not available to determine fair value, the Company uses quoted prices for similar assets and liabilities or inputs other than the quoted prices that are observable, either directly or indirectly. This pricing methodology applies to the Company’s Level 2 and Level 3 assets and liabilities.

Level 2 Measurements:

Over the counter derivatives - the Company uses the market approach using quotations from banks and other public information.

Level 3 Measurements :

Tower's Israeli Banks’ Loans (prior to full repayment of the loans in 2016): as no identical quotes were available to implement Level 1 valuation, the fair value was based on the income approach using a present value technique under which the cash flows used in the technique reflect the cash stream expected to be used to satisfy the obligation over its economic life. Tower discounted expected cash flows as forecasted each quarter using the appropriate discount rate for the applicable maturity based on the expected contractual payments, by observing yield on its traded debt and applying necessary adjustments.

Liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

	Tower’s Israeli Banks Loans (including current maturities)	Others
As of January 1, 2016 - at fair value	$74,955	$--
principal repayment	(82,855)	--
Total changes in fair value recognized in earnings	7,900	--
As of December 31, 2016 - at fair value	$--	$--

Recurring Fair Value Measurements Using the Indicated Inputs:

	December 31, 2016	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross currency swap- liability position	$67	--	$67	--
Foreign Exchange forward and cylinders- liability position	976		976	--
	$1,043	$--	$1,043	$--
	December 31, 2015	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Tower’s loans (including current maturities)	$74,891	$--	$--	$74,891
Foreign Exchange forward and cylinders- liability position	64		64
	$74,955	$--	$64	$74,891
Liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

	Tower’s loans (including current maturities)	Others
As of January 1, 2015 - at fair value	$77,029	$34
Loan repayment	(18,200)	--
Total changes in fair value recognized in earnings	16,126	(34)
As of December 31, 2015 - at fair value	$74,955	$--
Unrealized losses recognized in earnings related to outstanding loans as of December 31, 2015	$13,219	$--